Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2015-2017 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	12.70%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	13.50%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	2.50%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	2.30%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	17.50%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	12.30%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Argentina [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	101.50%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	30690.00%
Type of Economy	Hyperinflationary
2015-2017 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	21.10%
Type of Economy	Non-hyperinflationary
2015-2017 [member] | Philippines [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage	7.50%
Type of Economy	Non-hyperinflationary
2014-2016 [Member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		9.90%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		10.60%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		5.10%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		2.80%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		17.00%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		13.10%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Argentina [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		99.70%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		2263.00%
Type of Economy		Hyperinflationary
2014-2016 [Member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		25.20%
Type of Economy		Non-hyperinflationary
2014-2016 [Member] | Philippines [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage		5.70%
Type of Economy		Non-hyperinflationary
2013-2015 [Member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			10.50%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			10.80%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			8.10%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			5.10%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			12.80%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			15.80%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Argentina [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			59.20%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Venezuela [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			562.90%
Type of Economy			Hyperinflationary
2013-2015 [Member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			24.70%
Type of Economy			Non-hyperinflationary
2013-2015 [Member] | Philippines [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [Line Items]
Cumulative inflation percentage			8.30%
Type of Economy			Non-hyperinflationary